Balance Sheet Components - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Balance Sheet Components [Line Items]
Depreciation	$ 24,923	$ 22,454	$ 20,681
Amortization of Intangible Assets	$ 40,148	$ 43,875	$ 50,007